Related Party Disclosures - Additional Information (Details)		12 Months Ended
	Dec. 22, 2022 EUR (€)	Dec. 31, 2022 EUR (€) $ / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Outstanding balances of related party transactions | €		€ 0	€ 0
Bad debt expense has been recognized | €			€ 0
Weighted average share price (in Euro per share) | € / shares | $ / shares		€ 143.98
Employee Stock Ownership Plan 2018 [Member] | Employee Stock Option Plan [Member]
Disclosure of transactions between related parties [line items]
Number of option rights vested (in shares) | shares			5,152,410
Share options, exercised (in shares) | shares			4,921,630
Exercise price (in euros per share) | € / shares | € / shares			€ 19.78
Weighted average share price (in Euro per share) | € / shares | € / shares			€ 160.65
Sean Marett [Member] | Employee Stock Ownership Plan 2018 [Member] | Employee Stock Option Plan [Member]
Disclosure of transactions between related parties [line items]
Number of share options held | shares			230,780
Other related parties
Disclosure of transactions between related parties [line items]
Purchases of property and other assets from entities controlled by ATHOS KG | €	€ 62,500,000		€ 62,500,000	€ 0	€ 2,300,000